Business Segment and Geographical Information - Schedule of Distribution of Depreciation and Amortization by Geographical Area (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Long-lived assets	$ 509,841	$ 534,567
Ireland
Segment Reporting Information [Line Items]
Long-lived assets	116,680	118,253
Rest of Europe
Segment Reporting Information [Line Items]
Long-lived assets	107,742	121,174
U.S.
Segment Reporting Information [Line Items]
Long-lived assets	236,379	239,828
Rest of World
Segment Reporting Information [Line Items]
Long-lived assets	$ 49,040	$ 55,312